Subsidiaries with material non-controlling interest (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	$ (212,582)	$ (391,401)	$ (127,259)
Investing activities	(138,150)	(364,876)	(341,672)
Financing activities	59,575	(24,500)	214,420
Increase in cash and cash equivalents in the year	134,007	2,025	7
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	60,525	(9,151)	(1,523)
Investing activities	(64,343)	(37,935)	(28,375)
Financing activities	18,096	48,021	31,867
Increase in cash and cash equivalents in the year	14,278	935	1,969
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	15,093	18,178	26,474
Investing activities	0	0	0
Financing activities	(15,090)	(18,500)	(26,220)
Increase in cash and cash equivalents in the year	3	(322)	254
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	139,155	11,839	30,743
Investing activities	(17,326)	(14,994)	(26,761)
Financing activities	(32,077)	0	0
Increase in cash and cash equivalents in the year	89,752	(3,155)	3,982
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	(185)	(1,895)
Investing activities	0	0
Financing activities	1,477	2,717
Increase in cash and cash equivalents in the year	1,292	822
Subsidiaries with material non-controlling interests [member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	214,588	18,971	55,694
Investing activities	(81,669)	(52,929)	(55,136)
Financing activities	(27,594)	32,238	5,647
Increase in cash and cash equivalents in the year	$ 105,325	$ (1,720)	$ 6,205